Cash and Short-Term Deposits (Tables)	9 Months Ended
Sep. 30, 2025
Cash and Short-Term Deposits [Abstract]
Schedule of Cash and Short-Term Deposits
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Cash	474,716	1,845,645	438,438
Pledged Deposits	1,179,430	1,198,262	284,650
Total	1,654,146	3,043,907	723,088

Schedule of Cash and Cash Equivalents

For the purpose of presenting the consolidated statement of cash flows, cash and cash equivalents comprise the following at the end of the financial year

	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Cash and short-term deposits	1,654,146	3,043,907	723,088
Pledged Deposits	(1,179,430)	(1,198,262)	(284,650)
Bank Overdraft	(104,587)	(526,066)	(124,968)
Total	370,129	1,319,579	313,470